SCHEDULE OF ANTI-DILUTIVE SECURITIES EXCLUDED FROM COMPUTATION OF EARNINGS (Details) - shares	6 Months Ended				12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Jun. 30, 2025		Jun. 30, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	2,388,552		231,327		190,146		192,918
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	40,150		250		250		250
Series A Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities			33,173				33,173
Series C Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities		[1]	152,933	[1]		[2]	152,933	[2]
Series C Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	2,178,649
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	169,753		44,971		189,896		6,562

[1]	Only convertible ratably upon exercise of Series B Warrants
[2]	Only convertible ratably upon exercise of Series B Warrants